Commitments and contingencies	12 Months Ended
Dec. 31, 2023
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Commitments and contingencies
Note 28. Commitments and contingencies
For a description of the Company’s commitments and contingencies related to its oil and gas properties (Note 29.4).
28.1 Duplicar Plus Project - Oldelval
On December 21, 2022, the Company, through its subsidiary Vista Argentina, was awarded a crude oil transportation capacity of 5,010 m3/day under the project to extend the current line from Allen to Puerto Rosales implemented by Oldelval (transportation concession holder) for 50,000 m3/day. Thus, the Company undertook to make an upfront investment of 118,000 between 2023 and 2025; to be recovered from the service monthly fee.
As of December 31, 2023, the Company made disbursements related to this commitment for a total amount of 34,660 recognized in “Trade and other receivables” under “Midstream prepaid expenses” (Note 17 and 33).
28.2 Project to expand the Puerto Rosales maritime terminal and pumping station
On January 27, 2023, the Company was awarded a storage and dispatch capacity of 35,666 m3 and 5,944 m3/day, respectively, under the project to expand the Puerto Rosales marine terminal and pumping station in which Oiltanking Ebytem S.A. (“Oiltanking”) launched tenders for 300,000 m3 and 50,000 m3/day of storage and dispatching capacity, respectively.
The Company undertook to make an upfront investment of 28,400 between 2023 and 2025, which will be later recovered from the monthly service fee as from 2026.
As of December 31, 2023, the Company has made no disbursements related to this commitment. (Note 33).
28.3 “Vaca Muerta Norte” Pipeline Agreement
On May 16, 2023, through its subsidiary Vista Argentina, the Company entered into an agreement with YPF S.A. (“YPF”), Equinor Argentina B.V. Sucursal Argentina (“Equinor”) and Shell Argentina S.A. (“Shell”) (jointly the “Parties”) , whereby YPF, in its capacity as the hydrocarbon transportation concession owner of the pipeline (the “Pipeline”) located in the Province of Neuquén from “La Amarga Chica” area to “Puesto Hernández” area (the “Transportation Concession”), assigns to the remainder parties an undivided interest of the rights and obligations over the Transportation Concession amounting to: (i) 3.5% (three point five percent) in favour of Equinor; (ii) 13.3% (thirteen point three percent) to Shell, and (iii) 8% (eight percent) to Vista Argentina (the “Assignment”).
The Transportation Concession will be used to transport the production of all oil and gas areas in which the Parties have, now or hereafter, a Pipeline interest.
In addition, the Parties signed (i) an agency agreement whereby Equinor, Shell and Vista Argentina entrusted YPF with the acts and tasks required to build the Pipeline and set the costs and expenses to be contributed by each concession holder in proportion to their interests, and; (ii) an agreement for the joint construction of the Pipeline, which establishes the terms and conditions to operate, maintain and use the Pipeline transportation capacity and the Transportation Concession.
Moreover, this Assignment is pending approval by the Executive Power of the Province of Neuquén.
As of December 31, 2023, Vista Argentina paid 20,089 related to this agreement.
28.4 Asociación de Superficiarios de la Patagonia (“ASSUPA” by Spanish acronym)
On July 1, 2004, Vista Argentina was notified of a claim filed against it. In August 2003, ASSUPA filed a lawsuit against 18 (eighteen) companies operating exploitation concessions and exploration permits in the Neuquén basin.

ASSUPA claims remediation for the environmental damages supposedly caused by hydrocarbon exploitation activities, the creation of an environment restoration fund, and the implementation of measures to prevent future environmental damages. The plaintiff called the meeting of the Argentine government, the Argentine Federal Council for the Environment (“COFEMA” by Spanish acronym), the Provinces of Buenos Aires, La Pampa, Neuquén, Río Negro and Mendoza, and the National Ombudsman. The plaintiff requested, as a precautionary measure, that the accused parties refrain from conducting activities that harm the environment. Both the subpoena of the National Ombudsman and the preliminary request were rejected by the Argentine Supreme Court of Justice (“CSJN” by its Spanish acronym). Vista Argentina responded the claim by requesting its dismissal and opposing to the plaintiff’s request.
On December 30, 2014, the CSNJ issued two interlocutory orders. The order related to the Company supported the claim of the Provinces of Neuquén and La Pampa and declared that all environmental damages related to local and provincial situations were outside the scope of its original jurisdiction and that only “interjurisdictional situations” (such as the Río Colorado basin) would fall under its jurisdiction. The CSNJ also rejected the precautionary measures and other related proceedings. Vista Argentina, considering the legal counsel’s opinion, concluded that it is unlikely that a cash outflow be required to settle this obligation.
As of the date of issuance of these consolidated financial statements, before the case is opened for trial, the parties are answering the notices served regarding the prior exceptions and challenges against the evidence filed, which are pending resolution.